Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 3 — Related Party Transactions
Promissory Notes — Related Party
On April 27, 2021, the Sponsor agreed to loan the Company up to $
300,000
to be used for a portion of the expenses of the Public Offering. The Company borrowed a total of $
262,268
. This loan was
non-interest
bearing, unsecured and due at the earlier of December 31, 2021 or the closing of the Public Offering. The loan was to be repaid upon the closing of the Public Offering out of the offering proceeds not held in the Trust Account. In connection with the closing of the Public Offering, the Company paid down $
90,922
of the outstanding balance. As of September 30, 2023 and December 31, 2022, the Company had $
171,346
outstanding under the promissory note and as is included on the balance sheet as promissory note
—
related party. The Sponsor has agreed to defer repayment of the loan until the close of the Business Combination.
On April 5, 2023, the Company issued an unsecured promissory note (the “Note”) in the principal amount of up to $
1,500,000
to the Sponsor, which may be drawn down by the Company from time to time prior to the consummation of the Company’s Business Combination. The Note does no
t bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. As of September 30, 2023, the Company had $
1,238,449
outstanding under the Note and is included on the balance sheet as promissory note
—
related party.
In addition, on October 17, 2023, the Company issued an amended and restated promissory note (the “Restated Note”) in the principal amount of up to $
2,500,000 to the Sponsor. The Restated Note amends, restates, replaces and supersedes the Note
 dated April 5, 2023, in the principal amount of $
1,500,000. The Restated Note may be drawn down by the Company from time to time prior to the consummation of the Company’s initial Business Combination. The Restated Note does no
t bear interest, matures on the date of consummation the Business Combination and is subject to customary events of default. The Restated Note will be repaid only to the extent that the Company has funds available to it outside of its Trust Account (see Note 10).
Working Capital Loans
In order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $
1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $
1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of September 30, 2023 and December 31, 2022, the Company had
no
borrowings under the Working Capital Loans.
Office Space, Secretarial and Administrative Services
Through the earlier of consummation of the initial Business Combination and the liquidation, the Company incurs $
10,000 per month for office space, utilities, secretarial support and administrative services provided by the Sponsor. For the three and nine months ended September 30, 2023, the Company has incurred $
30,000 and $
90,000, respectively.
No amounts have been paid for these services. For the three and nine months ended September 30, 2022, the Company incurred $
30,000 and $
90,000, respectively.
No amounts have been paid for these services. As of September 30, 2023 and December 31, 2022, the Company reported on the balance sheets $
165,000 and $
120,000
, respectively, pursuant to this agreement, in “Due to related party”.

Note 5 — Related Party Transactions
Founder Shares
On April 27, 2021, the Sponsor paid $25,000, or approximately $0.004 per share, to cover certain offering costs in consideration for 5,750,000 Class B ordinary shares, par value $0.0001. In September 2021, certain shareholders surrendered, for no consideration, an aggregate of 1,437,500 Class B ordinary shares, leaving 5,750,000 Founder Shares outstanding. In October 2021, a share dividend was issued which resulted in 6,900,000 Founder Shares outstanding; of which 900,000 were subject to surrender if the underwriter had not exercised their full over-allotment option. All share values and related amounts have been retroactively restated to reflect the dividend.
On September 10, 2021, the Sponsor transferred 115,000 Class B ordinary shares to each of its three independent directors. Additionally, on September 27, 2021, the Company sold 831,393 Class B ordinary shares to the Salient Client Accounts at a price of approximately $0.004 per share. As of December 31, 2022, the Sponsor held 4,573,607 Class B ordinary shares.
The initial shareholders and each member of the management team have entered into an agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the Business Combination; (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) that would modify the substance or timing of the Company’s obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the Business Combination or to redeem 100% of the Company’s public shares if it does not complete the Business Combination within 15 months from the closing of the Public Offering (or up to
21
months, if extended) to complete a Business Combination or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to consummate an Business Combination within
15
months from the closing of this offering (or up to 21 months, if extended) to complete a Business Combination as described in the prospectus (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the Business Combination within the prescribed time frame). If the Company seeks shareholder approval, it will complete the Business Combination only if it is approved by an ordinary resolution or such higher approval threshold as may be required by Cayman Islands law and pursuant to the amended and restated memorandum and articles of association. In such case, the initial shareholders and each member of the management team have agreed to vote their Founder Shares and Public Shares in favor of the Business Combination.
Promissory Note — Related Party
On April 27, 2021, the Sponsor agreed to loan the Company up to $
300,000
to be used for a portion of the expenses of the Public Offering. The Company borrowed a total of $
262,268
. This loan was
non-interest
bearing, unsecured and due at the earlier of December 31, 2021 or the closing of the Public Offering. The loan was to be repaid upon the closing of the Public Offering out of the offering proceeds not held in the Trust Account. In connection with the closing of the Public Offering, the Company paid down $
90,922
of the outstanding balance. As of December 31, 2022 and 2021, the Company had $
171,346
outstanding under the promissory note.
Working Capital Loans
In order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.
Office Space, Secretarial and Administrative Services
Through the earlier of consummation of the initial Business Combination and the liquidation, the Company incurs
$10,000
per month for office space, utilities, secretarial support and administrative services provided by the Sponsor. For the year ended December 31, 2022 and for the period from April 19, 2021 (inception) through December 31, 2021, the Company has incurred
$120,000 and $24,193,
respectively. No amounts have been paid for these services. As of December 31, 2022 and 2021, the Company reported on the balance sheets $120,000 and $24,193, respectively, pursuant to this agreement, in “Due to related party”.